Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013 Exercise Price Range One [Member]	Dec. 31, 2013 Exercise Price Range Two [Member]	Dec. 31, 2013 Exercise Price Range Three [Member]	Dec. 31, 2013 Exercise Price Range Four [Member]
Long-term Purchase Commitment [Line Items]
Exercise Price Upper Range Limit			$ 1.50	$ 3.00	$ 4.50	$ 6.00
Exercise Price Lower Range Limit			$ 0.30	$ 1.51	$ 3.01	$ 4.51
Options Outstanding - Shares			6,859,483	1,591,333	0	70,000
Options Outstanding - Weighted Average Remaining Contract Life	6 years 3 months 18 days	6 years	5 years 7 months 6 days	2 years 6 months	0 years	2 years
Options Outstanding - Weighted - Average Exercise Price			$ 0.92	$ 2.19	$ 0	$ 5.20
Options Exercisable - Shares			5,644,594	1,544,331	0	70,000
Options Exercisable - Weighted - Average Exercise Price			$ 0.95	$ 2.18	$ 0	$ 5.20